Note 44 Administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 1,732	€ 1,512	€ 1,391
Communication expense	261	219	195
Advertising expense	441	349	266
Property Fixtures And Materials expense	577	520	440
Taxes Other Than Income Tax	481	451	370
Surveillance and security service expense	255	234	214
Other expenses	1,253	1,090	897
Other expense, by function	€ 5,001	€ 4,375	€ 3,773

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).